Change in Accounting Principle (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Changes and Error Corrections [Abstract]
Summary of Adjustments from Change in Accounting Principle
For a summary of the adjustments, see below:

	Previous Accounting Method	Effect of Change In	As Reported
(thousands of dollars)	December 31, 2014	Accounting Principle	December 31, 2014
Other assets	$14,736	(4,193)	10,543

Long-term debt	$492,443	(4,193)	488,250

	As Originally Reported	Effect of Change In	As Currently Reported
	December 31, 2013	Accounting Principle	December 31, 2013
Other assets	$7,864	(6,197)	1,667

Long-term debt	$547,578	(6,197)	541,381